[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921

THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2006 (unaudited)

	Shares	Value (000)
TURKISH COMMON STOCKS (96.2%) (Unless Otherwise Noted)
Airlines (3.3%)
Turk Hava Yollari Anonim Ortakligi (a)	671,514	$4,184
Automobiles (3.0%)
Ford Otomotive Sanayi A.S.	409,300	3,772
Capital Markets (1.9%)
Global Yatirim Holding AS (a)	1,975,165	2,402
Commercial Banks (23.6%)
Turkiye Garanti Bankasi A.S. (a)	1,249,643	5,757
Turkiye Is Bankasi	782,380	7,091
Turkiye Vakiflar Bankasi Tao (a)	891,560	5,522
Yapi ve Kredi Bankasi A.S. (a)	2,101,243	11,665
		30,035
Construction Materials (5.9%)
Adana Cimento Sanayii Turk Anonim Sirketi, ‘A’	553,671	4,851
Akcansa Cimento A.S.	353,002	2,666
		7,517
Diversified Financial Services (8.3%)
Haci Omer Sabanci Holding A.S.	1,379,300	10,626
Food & Staples Retailing (9.6%)
BIM Birlesik Magazalar A.S. (a)	287,000	8,779
Gima Gida ve Ihtiyac Maddeleri TAS (a)	1,143,308	3,506
		12,285
Food Products (2.3%)
TAT Konserve Sanayii A.S. (a)	1,637,743	2,981
Industrial Conglomerates (1.7%)
Enka Insaat ve Sanayi A.S.	182,083	2,159
Machinery (5.5%)
Uzel Makina Sanayii A.S.	2,945,700	7,075
Media (22.9%)
AFM Uluslararasi Film Produksiyon Ticaret ve Sanayi A.S. (a)	687,021	2,984
Dogan Burda Rizzoli Dergi Yazincilik ve Pazarlama A.S.	900,331	5,440
Dogan Yayin Holding A.S. (a)	2,056,140	9,628
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	46,553	4,501
Hurriyet Gazetecilik ve Matbaacilik A.S.	1,602,353	6,656
		29,209
Multiline Retail (4.9%)
Boyner Buyuk Magazacilik A.S. (a)	2,338,338	6,252
Real Estate (3.3%)
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi A.S. (a)	1,182,411	4,144
TOTAL TURKISH COMMON STOCKS (Cost $76,728)		122,641

	Face Amount (000)
SHORT-TERM INVESTMENT (3.9%)
Repurchase Agreement (3.9%) J.P. Morgan Securities, Inc., 2.50%, dated 01/31/06, due 2/1/06, repurchase price $4,960 (Cost $4,960)	$ (b) 4,960	4,960
TOTAL INVESTMENTS+ (100.1%) (Cost $81,688)		127,601
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(183)
NET ASSETS (100%)		$127,418

(a)          Non-income producing security.

(b)         Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $926,179,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 3.30% to 4.66%, due 6/30/06 to 2/11/10; Federal Home Loan Bank: 4.05% to 4.49%, due 11/9/06 to 9/29/08; Federal Home Loan Mortgage Corp.: 0.00% to 6.13%, due 2/23/06 to 1/28/21; Federal National Mortgage Corp.: 0.00% to 6.87%, due 2/17/06 to 2/22/28; and Tennessee Valley Authority: 4.38% to 6.79%, due 5/23/12 to 1/15/38, which had a total market value of $935,614,000. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                 At January 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $81,688,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $45,913,000 of which $45,977,000 related to appreciated securities and $64,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Turkish Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 23, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 23, 2006